Reinsurance - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Claims up through year eight | Reinsurance related to policyholders liabilities
Effects of Reinsurance [Line Items]
Retention Percentage	90% of Limited Benefit Plans
Claims up through year eight | Claims
Effects of Reinsurance [Line Items]
Retention Percentage	90% on claims up through year eight
Years nine and beyond | Reinsurance related to policyholders liabilities
Effects of Reinsurance [Line Items]
Retention Percentage	20% on claims years nine and beyond for Lifetime Benefit Plans
Minimum
Effects of Reinsurance [Line Items]
Reinsurance retained amount per individual	$ 50	$ 50
Maximum
Effects of Reinsurance [Line Items]
Reinsurance retained amount per individual	$ 1,500	$ 1,500